Document and Entity Information	Mar. 22, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001838293
Document Type	8-K
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Incorporation State Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	3 Raffles Place #06-01
Entity Address, City or Town	Bharat Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048617
City Area Code	65
Local Phone Number	6829-2294
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false